Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2018		Oct. 31, 2017	Oct. 31, 2016
Statement of comprehensive income [abstract]
Net income		$ 8,724	[1]	$ 8,243	$ 7,368
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)		(406)		(1,564)	614
Net gains (losses) on hedges of net investments in foreign operations		(281)		404	(300)
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)		(7)		(8)	(3)
Net gains (losses) on hedges of net investments in foreign operations		(74)		107	(79)
Other comprehensive income on foreign currency translation and hedges of net investments net of tax		(606)		(1,259)	396
Net change in unrealized gains (losses) on available-for-sale securities (debt and equity)(1):
Net unrealized gains (losses) on available-for-salesecurities	[2]			(217)	308
Reclassification of net (gains) losses to net income	[2],[3]			143	(549)
Income tax expense (benefit):
Net unrealized gains (losses) on available-for-salesecurities				(61)	82
Reclassification of net (gains) losses to net income				42	(151)
Other comprehensive income net of tax available for sale financial assets net of tax				(55)	(172)
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income(1):
Net gains (losses) in fair value	[2]	(605)
Reclassification of net (gains) losses to net income	[2]	281
Income tax expense (benefit):
Net gains (losses) in fair value		(145)
Reclassification of net (gains) losses to net income		73
Other comprehensive income net of tax available for sale financial assets net of tax		(252)
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges		(1,181)		1,722	(7)
Reclassification of net (gains) losses to net income	[4]	695		(1,761)	357
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges		(307)		454	9
Reclassification of net (gains) losses to net income		182		(465)	83
Other comprehensive income net of tax cash flow hedges		(361)		(28)	258
Other comprehensive income (loss) from investments in associates		66		56	31
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans		444		805	(972)
Income tax expense (benefit)		126		213	(256)
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans		318		592	(716)
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income(1):
Net gains (losses) in fair value	[2]	75
Income tax expense (benefit)	[2]	15
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	[2]	60
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option		(30)		(28)	(23)
Income tax expense (benefit)		(8)		(7)	(7)
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option		(22)		(21)	(16)
Other comprehensive income (loss) from investments in associates		(7)		6	(10)
Other comprehensive income (loss)		(804)		(709)	(229)
Comprehensive income		7,920		7,534	7,139
Comprehensive income attributable to non-controlling interests		65		192	237
Comprehensive income attributable to equity holders of the Bank		7,855		7,342	6,902
Preferred shareholders and other equity instrument holders		187		129	130
Common shareholders		$ 7,668		$ 7,213	$ 6,772

[1]	The amounts for year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated (refer to Notes 3 and 4).
[2]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).
[3]	Includes amounts related to qualifying hedges.
[4]	Amount for 2016 includes reclassification of $22 pre-tax to goodwill for acquisition-related cash flow hedges.